Related Party Transactions - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Tencent Group
Related Party Transactions
Services received from related party	¥ 10,541,479	$ 1,615,552	¥ 2,298,074	¥ 1,266,362
Shanghai Fufeitong
Related Party Transactions
Services received from related party	¥ 45,364	$ 6,952